Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Summary of Future lease payments
Future lease payments at December 31, 2022 are as follows (in thousands):

Operating Leases
2023	906
2024	2,030
2025	2,450
2026	2,471
2027	2,436
2028	2,486
Thereafter	9,817

Total remaining lease payments	22,596
Less: Imputed interest	7,104

Present value of lease liabilities	$15,492

Future lease payments at December 31, 2021 under ASC 840 were as follows (in thousands):

Operating Leases
2022	3,437
2023	905
2024	2,038
2025	2,458
2026	2,477
Thereafter	14,736

Total remaining lease payments	$26,051